PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment, Net
A.	Property and equipment, net consists of the following:

	US dollars
	December 31,
(in thousands)	2018	2017
Cost :

Operating equipment (*)	59,074	52,096
Office furniture, equipment and computers	42,754	33,913
Land	1,879	1,022
Buildings	6,415	2,205
Vehicles	7,910	6,799
Leasehold improvements	7,410	5,780
	125,442	101,815
Less – accumulated depreciation and amortization (**)	(74,982)	(62,768)
Total property and equipment, net	50,460	39,047

(*)	As December 31, 2018 and 2017, an amount of US$ 28.8 million and US$ 30.4 million is subject to operating lease transactions, respectively.

(**)	As at December 31, 2018 and 2017, an amount of US$ 13.0 million and US$ 15.9 million is subject to operating lease transactions, respectively.